ACQUISITION (Details)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CAD	Dec. 31, 2014 USD ($)
Acquisition Details
Accounts payable and other current liabilities		CAD (50,606)
Goodwill | $	$ 9,050,606
Purchase Price		CAD 9,000,000